Other Intangible Assets	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Other Intangible Assets
19.	OTHER INTANGIBLE ASSETS
The carrying amounts of each class of other intangible assets were as follows:

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

Customer relationships	$5,949,623	$4,904,110	$149,561
Computer software	1,878,509	2,612,829	79,684
Patents and acquired specific technology	9,948,539	8,069,574	246,098
Others	43,462	105,837	3,228

	$17,820,133	$15,692,350	$478,571

For the year ended December 31, 2022

	$	$	$	$	$
	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2022	$11,704,605	$7,051,694	$21,315,241	$133,526	$40,205,066
Additions	-	459,954	500	31,414	491,868
Disposals or derecognition	-	(37,442)	-	(12,871)	(50,313)
Effect of foreign currency exchange differences	31,576	141,903	1,611	4,257	179,347

Balance at December 31, 2022	$11,736,181	$7,616,109	$21,317,352	$156,326	$40,825,968

Accumulated amortization and impairment

Balance at January 1, 2022	$3,713,649	$4,271,971	$7,584,837	$70,902	$15,641,359
Amortization expense	1,043,852	957,708	1,901,835	27,684	3,931,079
Impairment losses recognized	-	715	-	-	715
Disposals or derecognition	-	(31,456)	-	(8,553)	(40,009)
Effect of foreign currency exchange differences	4,315	106,356	1,513	2,932	115,116

Balance at December 31, 2022	$4,761,816	$5,305,294	$9,488,185	$92,965	$19,648,260

	$	$	$	$	$
For the year ended December 31, 2023

	Customer Relationships	Computer Software	P at ents and Acquired Specific Technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2023	$11,736,181	$7,616,109	$21,317,352	$156,326	$40,825,968
Additions	-	537,261	1,350	(10,825)	527,786
Disposals or derecognition	-	(905,947)	-	(30,973)	(936,920)
Effect of foreign currency exchange differences	26,380	12,970	(807)	2,169	40,712

Balance at December 31, 2023	$11,762,561	$7,260,393	$21,317,895	$116,697	$40,457,546

Accumulated amortization and impairment

Balance at January 1, 2023	$4,761,816	$5,305,294	$9,488,185	$92,965	$19,648,260
Amortization expense	1,047,282	970,413	1,881,980	6,808	3,906,483

	$	$	$	$	$

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Disposals or derecognition	$-	$(894,767)	$-	$(28,800)	$(923,567)
Effect of foreign currency exchange differences	3,840	944	(809)	2,262	6,237

Balance at December 31, 2023	$5,812,938	$5,381,884	$11,369,356	$73,235	$22,637,413

For the year ended December 31, 2024

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2024	$11,762,561	$7,260,393	$21,317,895	$116,697	$40,457,546
Additions	-	1,597,759	-	72,493	1,670,252
Disposals or derecognition	-	(325,476)	(8,846)	(1,339)	(335,661)
Acquisitions through business combinations (Note 29)	-	39,828	-	-	39,828
Effect of foreign currency exchange differences	2,951	121,122	2,451	(2,853)	123,671

Balance at December 31, 2024	$11,765,512	$8,693,626	$21,311,500	$184,998	$41,955,636

Accumulated amortization and impairment
Balance at January 1, 2024	$5,812,938	$5,381,884	$11,369,356	$73,235	$22,637,413
Amortization expense	1,048,694	886,727	1,878,965	5,628	3,820,014
Disposals or derecognition	-	(319,368)	(8,846)	-	(328,214)
Acquisitions through business combinations (Note 29)	-	38,515	-	-	38,515
Effect of foreign currency exchange differences	(230)	93,039	2,451	298	95,558

Balance at December 31, 2024	$6,861,402	$6,080,797	$13,241,926	$79,161	$26,263,286

	$	$	$	$	$
	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2024	$358,724	$221,421	$650,134	$3,559	$1,233,838
Additions	-	48,727	-	2,211	50,938
Disposals or derecognition	-	(9,926)	(270)	(41)	(10,237)
Acquisitions through business combinations (Note 29)	-	1,215	-	-	1,215
Effect of foreign currency exchange differences	90	3,694	75	(87)	3,772

Balance at December 31, 2024	$358,814	$265,131	$649,939	$5,642	$1,279,526

Accumulated amortization and impairment
Balance at January 1, 2024	$177,278	$164,132	$346,733	$2,233	$690,376
Amortization expense	31,982	27,042	57,303	172	116,499
Disposals or derecognition	-	(9,739)	(270)	-	(10,009)
Acquisitions through business combinations (Note 29)	-	1,175	-	-	1,175
Effect of foreign currency exchange differences	(7)	2,837	75	9	2,914

Balance at December 31, 2024	$209,253	$185,447	$403,841	$2,414	$800,955

Each class of other intangible assets was amortized on the straight-line basis over the following useful lives:

Customer relationships	11-16 years
Computer software	2-10 years
Patents and acquired specific technology	5-17 years
Others	5-10 years